Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.78%
Australia: 1.60%
Qantas Airways Limited (Industrials, Airlines) †	1,981,430	$ 6,781,731
Brazil: 0.70%
CPFL Energia SA (Utilities, Electric utilities)	548,100	2,986,108
Canada: 1.82%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance) †	72,000	2,040,231
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	256,300	5,651,645
		7,691,876
China: 10.74%
China Resources Land Limited (Real estate, Real estate management & development)	1,324,000	6,399,710
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	681,801	7,643,027
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	849,251	9,874,080
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	174,106	3,782,480
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,304,400	6,425,708
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	2,416,800	4,718,729
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	7,333,000	6,625,797
		45,469,531
Denmark: 1.38%
Danske Bank AS (Financials, Banks)	300,669	5,836,356
France: 7.45%
Compagnie de Saint-Gobain SA (Industrials, Building products)	156,504	10,590,229
Faurecia SE (Consumer discretionary, Auto components)	8,782	385,862
Sanofi SA (Health care, Pharmaceuticals)	100,759	10,535,564
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	107,933	10,038,162
		31,549,817
Germany: 3.76%
Rheinmetall AG (Industrials, Industrial conglomerates)	94,170	9,845,454
Siemens AG (Industrials, Industrial conglomerates)	34,039	5,404,410
Siemens Energy AG (Industrials, Electrical equipment) †	29,390	661,065
		15,910,929
Hong Kong: 1.45%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	2,312,000	6,129,030
India: 1.31%
Tech Mahindra Limited (Information technology, IT services)	277,725	5,543,866
Ireland: 0.96%
Greencore Group plc (Consumer staples, Food products) †	2,448,650	4,067,087
Israel: 0.93%
Check Point Software Technologies Limited (Information technology, Software) †	32,741	3,961,988
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Italy: 4.01%
Prysmian SpA (Industrials, Electrical equipment)	281,798	$ 9,502,657
UniCredit SpA (Financials, Banks)	471,888	7,499,912
		17,002,569
Japan: 11.43%
Asahi Breweries Limited (Consumer staples, Beverages)	278,000	11,348,155
Hitachi Limited (Industrials, Industrial conglomerates)	199,900	10,390,003
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,667,700	10,108,396
ORIX Corporation (Financials, Diversified financial services)	499,500	10,303,248
Showa Denko KK (Materials, Chemicals)	301,200	6,257,060
		48,406,862
Luxembourg: 0.80%
ArcelorMittal SA (Materials, Metals & mining)	114,586	3,403,666
Mexico: 0.21%
Fresnillo plc (Materials, Metals & mining)	104,025	881,591
Netherlands: 8.35%
ING Groep NV (Financials, Banks)	836,196	12,366,588
NN Group NV (Financials, Insurance)	117,200	6,558,761
OCI NV (Materials, Chemicals) †	167,643	4,588,036
Stellantis NV (Consumer discretionary, Automobiles)	613,726	11,850,355
		35,363,740
Norway: 2.76%
DNB Bank ASA (Financials, Banks)	490,606	11,676,517
South Korea: 6.93%
Coway Company Limited (Consumer discretionary, Household durables)	132,877	7,655,296
Hana Financial Group Incorporated (Financials, Banks)	72,842	2,744,569
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	3,758	5,859,662
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	42,377	1,933,418
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	234,498	11,160,955
		29,353,900
Switzerland: 2.31%
LafargeHolcim Limited (Materials, Construction materials)	180,227	9,768,533
Thailand: 2.56%
Siam Commercial Bank PCL (Financials, Banks)	2,839,800	10,830,006
United Kingdom: 16.07%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	1,845,102	4,380,501
Informa plc (Communication services, Media) †	1,626,799	12,305,707
Kingfisher plc (Consumer discretionary, Specialty retail)	2,645,633	11,863,957
Melrose Industries plc (Industrials, Industrial conglomerates)	4,692,311	9,558,311
NatWest Group plc (Financials, Banks)	3,124,522	10,269,619
Nomad Foods Limited (Consumer staples, Food products) †	437,511	11,287,784
Sensata Technologies Holding plc (Industrials, Electrical equipment) †	146,124	8,381,673
		68,047,552
See accompanying notes to portfolio of investments

2  |  Allspring International Equity Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United States: 9.25%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	27,428	$ 6,349,856
Baker Hughes Incorporated (Energy, Energy equipment & services)	379,496	10,413,370
Berry Global Group Incorporated (Materials, Containers & packaging) †	115,033	7,755,525
Gentex Corporation (Consumer discretionary, Auto components)	122,533	3,847,536
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	5,174,260	10,814,378
		39,180,665
Total Common stocks (Cost $364,124,858)		409,843,920

		Yield
Short-term investments: 2.46%
Investment companies: 2.46%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	10,431,185	10,431,185
Total Short-term investments (Cost $10,431,185)				10,431,185
Total investments in securities (Cost $374,556,043)	99.24%			420,275,105
Other assets and liabilities, net	0.76			3,219,644
Total net assets	100.00%			$423,494,749

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,388,960	$34,406,760	$(29,364,535)	$0	$0	$10,431,185	10,431,185	$469
Securities Lending Cash Investments LLC	11,811,045	1,723,640	(13,534,685)	0	0	0	0	71#
				$0	$0	$10,431,185		$540

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring International Equity Fund  |  3

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Allspring International Equity Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,781,731	$0	$6,781,731
Brazil	2,986,108	0	0	2,986,108
Canada	7,691,876	0	0	7,691,876
China	0	45,469,531	0	45,469,531
Denmark	0	5,836,356	0	5,836,356
France	0	31,549,817	0	31,549,817
Germany	0	15,910,929	0	15,910,929
Hong Kong	0	6,129,030	0	6,129,030
India	0	5,543,866	0	5,543,866
Ireland	4,067,087	0	0	4,067,087
Israel	3,961,988	0	0	3,961,988
Italy	0	17,002,569	0	17,002,569
Japan	0	48,406,862	0	48,406,862
Luxembourg	0	3,403,666	0	3,403,666
Mexico	0	881,591	0	881,591
Netherlands	0	35,363,740	0	35,363,740
Norway	0	11,676,517	0	11,676,517
South Korea	1,933,418	27,420,482	0	29,353,900
Switzerland	0	9,768,533	0	9,768,533
Thailand	0	10,830,006	0	10,830,006
United Kingdom	19,669,457	48,378,095	0	68,047,552
United States	28,366,287	10,814,378	0	39,180,665
Short-term investments
Investment companies	10,431,185	0	0	10,431,185
Total assets	$79,107,406	$341,167,699	$0	$420,275,105
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring International Equity Fund  |  5